Note 2 - Going Concern (Details) (USD $)	9 Months Ended		12 Months Ended																16 Months Ended	21 Months Ended	208 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Sep. 30, 2014	Dec. 31, 2013
Going Concern [Abstract]
Net Income (Loss) Attributable to Parent	$ (2,798,483)	$ (4,048,052)	$ (6,424,539)	$ (7,164,311)	$ (4,541,518)	$ (3,231,425)	$ (2,463,751)	$ (1,335,154)	$ (4,475,017)	$ (598,302)	$ (1,310,783)	$ (1,552,008)	$ (1,391,518)	$ (1,933,676)	$ (2,199,085)	$ (1,347,859)	$ (1,014,555)	$ (2,584,383)	$ (795,376)	$ (47,161,743)	$ (44,363,260)
Working Capital Defecit	$ (9,389,375)		$ 7,642,006																	$ (9,389,375)	$ 7,642,006